Non Current Liabilities - Employee Benefits	12 Months Ended
Jun. 30, 2024
Non-current Liabilities [member]
Statement [line items]
Non Current Liabilities - Employee Benefits	NOTE 18. NON-CURRENT LIABILITIES – EMPLOYEE BENEFITS

	Consolidated
	June 30, 2024	June 30, 2023
	A$	A$
Long service leave	179,603	147,738
Provision for retirement payment	23,575	16,694

	203,178	164,432